Annual Operating Expenses - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - Fidelity ZERO International Index Fund - Fidelity ZERO International Index Fund
Dec. 30, 2023
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none